Particulars Regarding Legal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	99.99%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Investment and Development Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Nanjing Mindray Bio Medical Electronics Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Software Technology Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Development and sale of software applications
Xi'an Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipments and related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	99.90%
Principal Activities	Research and development of medical equipments and related products
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	60.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	60.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd ("Hyssen") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
MR Holdings (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
MR Investments (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Global Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray Research And Development Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray DS USA Inc. | UNITED STATES
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Canada Limited | CANADA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Sweden AB | SWEDEN
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray UK Limited | UNITED KINGDOM
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical France SARL | FRANCE
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Facai Immobilier | FRANCE
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Property holding
Mindray Medical Germany GmbH | GERMANY
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Italy Srl | ITALY
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V. | NETHERLANDS
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Espana S.L | SPAIN
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Mexico S de R L de C V | MEXICO
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Distribution And Commercialization Of Medical Equipment Brazil Ltda | BRAZIL
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipments
Mindray Medical Colombia S.A.S | COLOMBIA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Rus Limited | RUSSIAN FEDERATION
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Investments Singapore Pte Ltd | SINGAPORE
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray Medical India Private Limited | INDIA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
PT Mindray Medical Indonesia | INDONESIA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Thailand Limited | THAILAND
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company | TURKEY
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Egypt Limited | EGYPT
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Vietnam Limited | VIET NAM
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment